Inventories, Net (Details) - Schedule of Inventories, Net - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories, Net [Abstract]
Finished goods	¥ 778	¥ 8,618
Disposal	(778)
Less: provision		(7,840)
Inventories, net		¥ 778